Fair Value Measurements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements (Details) [Line Items]
Investments held in Trust Account	$ 3,585,115	$ 3,666,439	$ 24,387,525
Cash deposited to trust account to refund over withdrawal	2,869,660	2,674,222	$ 2,422,114
Net amounts withdrawn from trust account		328,000
Cash Deposited to the Trust Account to Refund the Over Withdrawal	328,000
Money Market Funds [Member]
Fair Value Measurements (Details) [Line Items]
Investments held in Trust Account	$ 3,585,115	$ 3,666,439